Equity Offerings and Sale of Series A Preferred Units - Schedule of Equity Offerings (Parenthetical) (Detail)		1 Months Ended
	Nov. 09, 2017	Nov. 30, 2017
Subsidiary or Equity Method Investee [Line Items]
Proportional capital contribution	1.85%
General Partner Unit [Member]
Subsidiary or Equity Method Investee [Line Items]
Proportional capital contribution		1.85%